Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 130	$ 8	$ 131
Interest on cash equivalents and restricted deposits	50	9	4
Other	34
Total income	214	17	135
Amortization of shareholders' convertible loans discount and BCF	103	1,116	2,684
Interest on shareholders' convertible note and loans	164	270	575
Withholding taxes on interest of convertible note and loans from shareholders			119
Bank commissions and others	82	100	152
Foreign currency exchange differences	9	25	161
Interest on loans from banks and other credit balances	12	27	21
Total expenses	370	1,538	3,712
Total financial expenses, net	$ 156	$ 1,521	$ 3,577